Accounts Receivable, Net- Schedule of Allowance for credit Loss (Details)	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Schedule of Allowance for Credit Loss [Abstract]
Beginning balance	¥ 11,041,825		¥ 10,921,962
Allowance for credit losses	9,343,225	$ 1,312,435	119,863	¥ 29,837
Written-off	(5,223,716)	(733,771)
Ending balance	¥ 15,161,334	$ 2,129,700	¥ 11,041,825	¥ 10,921,962